Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Holdings is providing the following disclosure in accordance with the SEC’s pay versus performance disclosure rules (the “PVP Rules”). However, we generally do not make compensation decisions based on “compensation actually paid” within the meaning of the PVP Rules, nor do we use the performance metrics that are required to be disclosed under the PVP Rules in our incentive compensation programs. In particular, we use
Non-GAAP
Operating Earnings, rather than net income, to determine compensation, because the nature of the products we offer result in net income volatility (as further described in the 2024 Form
10-K),
and because we view the
Non-GAAP
Operating Earnings measure as more aligned with the underlying profitability drivers of our business than net income. Please refer to page 29 for a discussion of our incentive compensation programs, the performance objectives we utilize, and how we align pay and performance.

Fiscal Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (h) 10	Company Selected Measure: Non-GAAP Operating Earnings (i)	Supplemental Measure: Relative 3-Year TSR Rank (h)
					Company TSR (f)	Peer Group TSR (S&P 400 Financials) (g)
2024	$17,428,042	$40,163,722	$7,424,855	$12,374,559	$213	$183	$1,307	$2,007	67.1%
2023	$15,833,102	$19,204,586	$6,541,035	$6,958,269	$149	$136	$1,302	$1,694	36.1%
2022	$15,321,649	$7,211,420	$6,145,312	$4,215,506	$125	$126	$2,153	$1,726	59.7%
2021	$14,185,032	$28,457,088	$5,929,763	$10,114,513	$140	$131	$1,755	$2,555	91.3%
2020	$14,874,955	$17,014,191	$6,277,014	$7,423,503	$106	$98	($648)	$2,302	83.9%

1.	For purposes of this disclosure, “PEO” refers to Principal (or Chief) Executive Officer.

2.
To calculate Compensation Actually Paid (CAP) for each year, the “
Summary Compensation Table
” (SCT) total compensation amount for such year was adjusted by (1) deducting certain amounts from the SCT total, as shown in tables A and B below, (2) adding the equity component of CAP amounts, as shown in tables C and D below, and (3) adding the pension component of CAP amounts (i.e., service costs and prior service costs for the applicable year), which, for the PEO, were $270,911 for 2024, $274,579 for 2023, $465,238 for 2022, $477,973 for 2021, and $422,757 for 2020, and for
non-PEO
NEOs, averaged $79,538 for 2024, $77,191 for 2023, $130,323 for 2022, $133,038 for 2021, and $101,308 for 2020.

3.
Mark Pearson was the PEO in 2020, 2021, 2022, 2023 and 2024. 2022, 2023 and 2024
non-PEO
NEOs include Robin Raju, Jeff Hurd, Nick Lane and Seth Bernstein. 2021
non-PEO
NEOs include Anders Malmstrom (departed March 31, 2021), Robin Raju (promoted April 1, 2021), Jeff Hurd, Nick Lane and Seth Bernstein. 2020
non-PEO
NEOs include Anders Malmstrom, Jeff Hurd, Nick Lane and Seth Bernstein.

PEO SCT Total to CAP Reconciliation - Deductions - Table A

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2024	$1,249,862	$4,470,160	$107,960	$17,428,042	$0	$11,600,060
2023	$1,249,820	$3,494,280	$120,480	$15,833,102	$368,485	$10,600,037
2022	$1,249,820	$2,518,400	$953,417	$15,321,649	$0	$10,600,012
2021	$1,249,820	$4,525,000	$410,201	$14,185,032	$0	$8,000,011
2020	$1,297,845	$3,000,000	$435,074	$14,874,955	$2,141,979	$8,000,057

10
Net Income and
Non-GAAP
Operating Earnings have been restated for years ending 2021 and 2022 in accordance with the implementation of the Long Duration Targeted Improvement accounting standard, which was effective January 2023.

Average
Non-PEO
NEOs SCT Total to CAP Reconciliation – Deductions – Table B

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2024	$786,027	$3,095,750	$61,779	$7,424,855	$0	$3,481,300
2023	$786,017	$2,351,831	$56,065	$6,541,035	$223,324	$3,123,799
2022	$783,140	$2,026,250	$392,127	$6,145,312	$0	$2,943,796
2021	$647,494	$2,300,500	$152,496	$5,929,763	$114,244	$2,715,030
2020	$785,537	$2,057,688	$196,546	$6,277,014	$490,939	$2,746,305
PEO Equity Component of CAP - Table C

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)	Change in Value of Prior Years’ Awards That Vested in FY (c)	Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2024	PS	$11,432,623	$13,826,821	$78,720	$0	$25,338,165
	RSUs	$6,632,394	$1,974,500	$119,770	$0	$8,726,664
	Options	$0	$0	$0	$0	$0
	Total	$18,065,018	$15,801,321	$198,490	$0	$34,064,829
2023	PS	$6,786,836	$918,141	$571,576	$0	$8,276,553
	RSUs	$4,435,159	$710,515	$306,053	$0	$5,451,727
	Options	$0	$0	$337,147	$0	$337,147
	Total	$11,221,995	$1,628,657	$1,214,775	$0	$14,065,427
2022	PS	$3,775,111	($5,129,025)	$321,980	$0	($1,031,934)
	RSUs	$3,610,424	($362,670)	$34,581	$0	$3,282,335
	Options	$0	($436,307)	$210,451	$0	($225,856)
	Total	$7,385,535	($5,928,002)	$567,013	$0	$2,024,545
2021	PS	$4,986,758	$5,944,129	$800,598	$0	$11,731,484
	RSUs	$3,850,878	$690,935	$1,260,838	$0	$5,802,651
	Options	$0	$2,788,739	$1,471,219	$0	$4,259,958
	Total	$8,837,636	$9,423,803	$3,532,655	$0	$21,794,093
2020	PS	$5,767,066	($86,154)	$0	$0	$5,680,912
	RSUs	$2,282,934	$219,075	($167,474)	$0	$2,334,534
	Options	$3,368,422	$464,412	$10,235	$0	$3,843,069
	Total	$11,418,422	$597,333	($157,239)	$0	$11,858,515

Non-PEO
NEOs Equity Component of CAP - Table D

	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)	Change in Value of Prior Years’ Awards That Vested in FY (c)	Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2024	PS	$2,180,611	$2,491,518	$14,022	$0	$4,686,151
	RSUs	$2,565,342	$568,071	$217,287	$314,613	$3,665,313
	Options	$0	$0	$0	$0	$0
	Total	$4,745,953	$3,059,589	$231,309	$314,613	$8,351,464
2023	PS	$1,333,384	$158,915	$97,386	$0	$1,589,686
	RSUs	$1,928,620	$7,663	($130,400)	$234,176	$2,040,060
	Options	$0	$0	$57,420	$0	$57,420
	Total	$3,262,004	$166,579	$24,407	$234,176	$3,687,166
2022	PS	$641,068	($894,609)	$74,663	$0	($178,877)
	RSUs	$1,625,231	($654,319)	($269,610)	$390,706	$1,092,008
	Options	$0	($74,309)	$44,846	$0	($29,463)
	Total	$2,266,299	($1,623,236)	($150,102)	$390,706	$883,667
2021	PS	$1,035,356	$1,299,026	$147,242	$0	$2,481,624
	RSUs	$1,801,440	$734,134	$685,615	$299,513	$3,520,702
	Options	$0	$579,483	$299,175	$0	$878,658
	Total	$2,836,796	$2,612,643	$1,132,032	$299,513	$6,880,984
2020	PS	$1,288,616	($44,862)	$0	$0	$1,243,754
	RSUs	$1,518,738	$318,991	($12,910)	$316,459	$2,141,278
	Options	$752,635	$128,344	$16,413	$0	$897,392
	Total	$3,559,989	$402,473	$3,503	$316,459	$4,282,424

4.
Mark Pearson was the PEO in 2020, 2021, 2022, 2023 and 2024. 2022, 2023 and 2024
non-PEO
NEOs include Robin Raju, Jeff Hurd, Nick Lane and Seth Bernstein. 2021
non-PEO
NEOs include Anders Malmstrom (departed March 31, 2021), Robin Raju (promoted April 1, 2021), Jeff Hurd, Nick Lane and Seth Bernstein. 2020
non-PEO
NEOs include Anders Malmstrom, Jeff Hurd, Nick Lane and Seth Bernstein.

Company Selected Measure Name	Non-GAAP Operating Earnings
Named Executive Officers, Footnote	Mark Pearson was the PEO in 2020, 2021, 2022, 2023 and 2024. 2022, 2023 and 2024
non-PEO
NEOs include Robin Raju, Jeff Hurd, Nick Lane and Seth Bernstein. 2021
non-PEO
NEOs include Anders Malmstrom (departed March 31, 2021), Robin Raju (promoted April 1, 2021), Jeff Hurd, Nick Lane and Seth Bernstein. 2020
non-PEO
	NEOs include Anders Malmstrom, Jeff Hurd, Nick Lane and Seth Bernstein.
PEO Total Compensation Amount	$ 17,428,042	$ 15,833,102	$ 15,321,649	$ 14,185,032	$ 14,874,955
PEO Actually Paid Compensation Amount	$ 40,163,722	19,204,586	7,211,420	28,457,088	17,014,191
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation - Deductions - Table A

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2024	$1,249,862	$4,470,160	$107,960	$17,428,042	$0	$11,600,060
2023	$1,249,820	$3,494,280	$120,480	$15,833,102	$368,485	$10,600,037
2022	$1,249,820	$2,518,400	$953,417	$15,321,649	$0	$10,600,012
2021	$1,249,820	$4,525,000	$410,201	$14,185,032	$0	$8,000,011
2020	$1,297,845	$3,000,000	$435,074	$14,874,955	$2,141,979	$8,000,057
PEO Equity Component of CAP - Table C

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)	Change in Value of Prior Years’ Awards That Vested in FY (c)	Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2024	PS	$11,432,623	$13,826,821	$78,720	$0	$25,338,165
	RSUs	$6,632,394	$1,974,500	$119,770	$0	$8,726,664
	Options	$0	$0	$0	$0	$0
	Total	$18,065,018	$15,801,321	$198,490	$0	$34,064,829
2023	PS	$6,786,836	$918,141	$571,576	$0	$8,276,553
	RSUs	$4,435,159	$710,515	$306,053	$0	$5,451,727
	Options	$0	$0	$337,147	$0	$337,147
	Total	$11,221,995	$1,628,657	$1,214,775	$0	$14,065,427
2022	PS	$3,775,111	($5,129,025)	$321,980	$0	($1,031,934)
	RSUs	$3,610,424	($362,670)	$34,581	$0	$3,282,335
	Options	$0	($436,307)	$210,451	$0	($225,856)
	Total	$7,385,535	($5,928,002)	$567,013	$0	$2,024,545
2021	PS	$4,986,758	$5,944,129	$800,598	$0	$11,731,484
	RSUs	$3,850,878	$690,935	$1,260,838	$0	$5,802,651
	Options	$0	$2,788,739	$1,471,219	$0	$4,259,958
	Total	$8,837,636	$9,423,803	$3,532,655	$0	$21,794,093
2020	PS	$5,767,066	($86,154)	$0	$0	$5,680,912
	RSUs	$2,282,934	$219,075	($167,474)	$0	$2,334,534
	Options	$3,368,422	$464,412	$10,235	$0	$3,843,069
	Total	$11,418,422	$597,333	($157,239)	$0	$11,858,515

Non-PEO NEO Average Total Compensation Amount	$ 7,424,855	6,541,035	6,145,312	5,929,763	6,277,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,374,559	6,958,269	4,215,506	10,114,513	7,423,503
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation – Deductions – Table B

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2024	$786,027	$3,095,750	$61,779	$7,424,855	$0	$3,481,300
2023	$786,017	$2,351,831	$56,065	$6,541,035	$223,324	$3,123,799
2022	$783,140	$2,026,250	$392,127	$6,145,312	$0	$2,943,796
2021	$647,494	$2,300,500	$152,496	$5,929,763	$114,244	$2,715,030
2020	$785,537	$2,057,688	$196,546	$6,277,014	$490,939	$2,746,305
Non-PEO
NEOs Equity Component of CAP - Table D

	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)	Change in Value of Prior Years’ Awards That Vested in FY (c)	Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2024	PS	$2,180,611	$2,491,518	$14,022	$0	$4,686,151
	RSUs	$2,565,342	$568,071	$217,287	$314,613	$3,665,313
	Options	$0	$0	$0	$0	$0
	Total	$4,745,953	$3,059,589	$231,309	$314,613	$8,351,464
2023	PS	$1,333,384	$158,915	$97,386	$0	$1,589,686
	RSUs	$1,928,620	$7,663	($130,400)	$234,176	$2,040,060
	Options	$0	$0	$57,420	$0	$57,420
	Total	$3,262,004	$166,579	$24,407	$234,176	$3,687,166
2022	PS	$641,068	($894,609)	$74,663	$0	($178,877)
	RSUs	$1,625,231	($654,319)	($269,610)	$390,706	$1,092,008
	Options	$0	($74,309)	$44,846	$0	($29,463)
	Total	$2,266,299	($1,623,236)	($150,102)	$390,706	$883,667
2021	PS	$1,035,356	$1,299,026	$147,242	$0	$2,481,624
	RSUs	$1,801,440	$734,134	$685,615	$299,513	$3,520,702
	Options	$0	$579,483	$299,175	$0	$878,658
	Total	$2,836,796	$2,612,643	$1,132,032	$299,513	$6,880,984
2020	PS	$1,288,616	($44,862)	$0	$0	$1,243,754
	RSUs	$1,518,738	$318,991	($12,910)	$316,459	$2,141,278
	Options	$752,635	$128,344	$16,413	$0	$897,392
	Total	$3,559,989	$402,473	$3,503	$316,459	$4,282,424

Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine FY2024 CAP

•
The five items listed below represent the most important metrics we used to determine CAP for FY2024 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Annual Incentive Compensation” and “Long-Term Incentive Compensation.”

Most Important Performance Measures
Relative Total Shareholder Return
Earnings Per Share Growth Non-GAAP Operating Earnings
Value of New Business Cash Flow

Total Shareholder Return Amount	$ 213	149	125	140	106
Peer Group Total Shareholder Return Amount	183	136	126	131	98
Net Income (Loss)	$ 1,307	$ 1,302	$ 2,153	$ (1,755)	$ (648)
Company Selected Measure Amount	2,007	1,694	1,726	2,555	2,302
PEO Name	Mark Pearson
Measure:: 1
Pay vs Performance Disclosure
Other Performance Measure, Amount	0.671	0.361	0.597	0.913	0.839
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share Growth
Non-GAAP Measure Description	Net Income and
Non-GAAP
	Operating Earnings have been restated for years ending 2021 and 2022 in accordance with the implementation of the Long Duration Targeted Improvement accounting standard, which was effective January 2023.
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Value of New Business
Measure:: 5
Pay vs Performance Disclosure
Name	Cash Flow
Mark Pearson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,428,042
Salary	1,249,862
Bonus	4,470,160
Stock Awards	11,600,060
All Other Compensation	107,960
Pension (from Summary Compensation Table)	0
Median Employee [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,760
Salary	98,542
Bonus	16,400
Stock Awards	0
All Other Compensation	9,817
Pension (from Summary Compensation Table)	0
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,911	$ 274,579	$ 465,238	$ 477,973	$ 422,757
Salary	1,249,862	1,249,820	1,249,820	1,249,820	1,297,845
Equity Awards (from Summary Compensation Table)	(11,600,060)	(10,600,037)	(10,600,012)	(8,000,011)	(8,000,057)
All Other Compensation	107,960	120,480	953,417	410,201	435,074
Pension (from Summary Compensation Table)	0	(368,485)	0	0	(2,141,979)
Bonus and Non Bonus Equity Incentive Compensation	4,470,160	3,494,280	2,518,400	4,525,000	3,000,000
PEO | 2024 Equity Component of CAP PS [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,338,165
PEO | 2024 Equity Component of CAP PS [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,432,623
PEO | 2024 Equity Component of CAP PS [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,826,821
PEO | 2024 Equity Component of CAP PS [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,720
PEO | 2024 Equity Component of CAP PS [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | 2024 Equity Component of CAP RSUs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,726,664
PEO | 2024 Equity Component of CAP RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,632,394
PEO | 2024 Equity Component of CAP RSUs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,974,500
PEO | 2024 Equity Component of CAP RSUs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,770
PEO | 2024 Equity Component of CAP RSUs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | 2024 Equity Component of CAP Options [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | 2024 Equity Component of CAP Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | 2024 Equity Component of CAP Options [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | 2024 Equity Component of CAP Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | 2024 Equity Component of CAP Options [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | 2024 Equity Component of CAP Total [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,064,829
PEO | 2024 Equity Component of CAP Total [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,065,018
PEO | 2024 Equity Component of CAP Total [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,801,321
PEO | 2024 Equity Component of CAP Total [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,490
PEO | 2024 Equity Component of CAP Total [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | 2023 Equity Component of CAP PS [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,276,553
PEO | 2023 Equity Component of CAP PS [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,786,836
PEO | 2023 Equity Component of CAP PS [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		918,141
PEO | 2023 Equity Component of CAP PS [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		571,576
PEO | 2023 Equity Component of CAP PS [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | 2023 Equity Component of CAP RSUs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,451,727
PEO | 2023 Equity Component of CAP RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,435,159
PEO | 2023 Equity Component of CAP RSUs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		710,515
PEO | 2023 Equity Component of CAP RSUs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		306,053
PEO | 2023 Equity Component of CAP RSUs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | 2023 Equity Component of CAP Options [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		337,147
PEO | 2023 Equity Component of CAP Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | 2023 Equity Component of CAP Options [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | 2023 Equity Component of CAP Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		337,147
PEO | 2023 Equity Component of CAP Options [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | 2023 Equity Component of CAP Total [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,065,427
PEO | 2023 Equity Component of CAP Total [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,221,995
PEO | 2023 Equity Component of CAP Total [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,628,657
PEO | 2023 Equity Component of CAP Total [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,214,775
PEO | 2023 Equity Component of CAP Total [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | 2022 Equity Component of CAP PS [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,031,934)
PEO | 2022 Equity Component of CAP PS [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,775,111
PEO | 2022 Equity Component of CAP PS [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,129,025)
PEO | 2022 Equity Component of CAP PS [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			321,980
PEO | 2022 Equity Component of CAP PS [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | 2022 Equity Component of CAP RSUs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,282,335
PEO | 2022 Equity Component of CAP RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,610,424
PEO | 2022 Equity Component of CAP RSUs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(362,670)
PEO | 2022 Equity Component of CAP RSUs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34,581
PEO | 2022 Equity Component of CAP RSUs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | 2022 Equity Component of CAP Options [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(225,856)
PEO | 2022 Equity Component of CAP Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | 2022 Equity Component of CAP Options [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(436,307)
PEO | 2022 Equity Component of CAP Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			210,451
PEO | 2022 Equity Component of CAP Options [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | 2022 Equity Component of CAP Total [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,024,545
PEO | 2022 Equity Component of CAP Total [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,385,535
PEO | 2022 Equity Component of CAP Total [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,928,002)
PEO | 2022 Equity Component of CAP Total [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			567,013
PEO | 2022 Equity Component of CAP Total [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | 2021 Equity Component of CAP PS [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				11,731,484
PEO | 2021 Equity Component of CAP PS [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,986,758
PEO | 2021 Equity Component of CAP PS [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,944,129
PEO | 2021 Equity Component of CAP PS [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				800,598
PEO | 2021 Equity Component of CAP PS [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | 2021 Equity Component of CAP RSUs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,802,651
PEO | 2021 Equity Component of CAP RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,850,878
PEO | 2021 Equity Component of CAP RSUs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				690,935
PEO | 2021 Equity Component of CAP RSUs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,260,838
PEO | 2021 Equity Component of CAP RSUs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | 2021 Equity Component of CAP Options [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,259,958
PEO | 2021 Equity Component of CAP Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | 2021 Equity Component of CAP Options [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,788,739
PEO | 2021 Equity Component of CAP Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,471,219
PEO | 2021 Equity Component of CAP Options [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | 2021 Equity Component of CAP Total [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				21,794,093
PEO | 2021 Equity Component of CAP Total [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,837,636
PEO | 2021 Equity Component of CAP Total [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,423,803
PEO | 2021 Equity Component of CAP Total [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,532,655
PEO | 2021 Equity Component of CAP Total [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | 2020 Equity Component of CAP PS [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,680,912
PEO | 2020 Equity Component of CAP PS [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,767,066
PEO | 2020 Equity Component of CAP PS [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(86,154)
PEO | 2020 Equity Component of CAP PS [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | 2020 Equity Component of CAP PS [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | 2020 Equity Component of CAP RSUs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,334,534
PEO | 2020 Equity Component of CAP RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,282,934
PEO | 2020 Equity Component of CAP RSUs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					219,075
PEO | 2020 Equity Component of CAP RSUs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(167,474)
PEO | 2020 Equity Component of CAP RSUs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | 2020 Equity Component of CAP Options [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,843,069
PEO | 2020 Equity Component of CAP Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,368,422
PEO | 2020 Equity Component of CAP Options [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					464,412
PEO | 2020 Equity Component of CAP Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					10,235
PEO | 2020 Equity Component of CAP Options [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | 2020 Equity Component of CAP Total [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,858,515
PEO | 2020 Equity Component of CAP Total [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,418,422
PEO | 2020 Equity Component of CAP Total [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					597,333
PEO | 2020 Equity Component of CAP Total [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(157,239)
PEO | 2020 Equity Component of CAP Total [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,538	77,191	130,323	133,038	101,308
Salary	786,027	786,017	783,140	647,494	785,537
Equity Awards (from Summary Compensation Table)	(3,481,300)	(3,123,799)	(2,943,796)	(2,715,030)	(2,746,305)
All Other Compensation	61,779	56,065	392,127	152,496	196,546
Pension (from Summary Compensation Table)	0	(223,324)	0	(114,244)	(490,939)
Bonus and Non Bonus Equity Incentive Compensation	3,095,750	2,351,831	2,026,250	2,300,500	2,057,688
Non-PEO NEO | 2024 Equity Component of CAP PS [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,686,151
Non-PEO NEO | 2024 Equity Component of CAP PS [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,180,611
Non-PEO NEO | 2024 Equity Component of CAP PS [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,491,518
Non-PEO NEO | 2024 Equity Component of CAP PS [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,022
Non-PEO NEO | 2024 Equity Component of CAP PS [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | 2024 Equity Component of CAP RSUs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,665,313
Non-PEO NEO | 2024 Equity Component of CAP RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,565,342
Non-PEO NEO | 2024 Equity Component of CAP RSUs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,071
Non-PEO NEO | 2024 Equity Component of CAP RSUs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217,287
Non-PEO NEO | 2024 Equity Component of CAP RSUs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,613
Non-PEO NEO | 2024 Equity Component of CAP Options [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | 2024 Equity Component of CAP Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | 2024 Equity Component of CAP Options [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | 2024 Equity Component of CAP Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | 2024 Equity Component of CAP Options [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | 2024 Equity Component of CAP Total [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,351,464
Non-PEO NEO | 2024 Equity Component of CAP Total [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,745,953
Non-PEO NEO | 2024 Equity Component of CAP Total [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,059,589
Non-PEO NEO | 2024 Equity Component of CAP Total [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,309
Non-PEO NEO | 2024 Equity Component of CAP Total [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 314,613
Non-PEO NEO | 2023 Equity Component of CAP PS [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,589,686
Non-PEO NEO | 2023 Equity Component of CAP PS [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,333,384
Non-PEO NEO | 2023 Equity Component of CAP PS [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		158,915
Non-PEO NEO | 2023 Equity Component of CAP PS [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		97,386
Non-PEO NEO | 2023 Equity Component of CAP PS [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | 2023 Equity Component of CAP RSUs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,040,060
Non-PEO NEO | 2023 Equity Component of CAP RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,928,620
Non-PEO NEO | 2023 Equity Component of CAP RSUs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,663
Non-PEO NEO | 2023 Equity Component of CAP RSUs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(130,400)
Non-PEO NEO | 2023 Equity Component of CAP RSUs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		234,176
Non-PEO NEO | 2023 Equity Component of CAP Options [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		57,420
Non-PEO NEO | 2023 Equity Component of CAP Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | 2023 Equity Component of CAP Options [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | 2023 Equity Component of CAP Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		57,420
Non-PEO NEO | 2023 Equity Component of CAP Options [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | 2023 Equity Component of CAP Total [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,687,166
Non-PEO NEO | 2023 Equity Component of CAP Total [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,262,004
Non-PEO NEO | 2023 Equity Component of CAP Total [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		166,579
Non-PEO NEO | 2023 Equity Component of CAP Total [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,407
Non-PEO NEO | 2023 Equity Component of CAP Total [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 234,176
Non-PEO NEO | 2022 Equity Component of CAP PS [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(178,877)
Non-PEO NEO | 2022 Equity Component of CAP PS [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			641,068
Non-PEO NEO | 2022 Equity Component of CAP PS [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(894,609)
Non-PEO NEO | 2022 Equity Component of CAP PS [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			74,663
Non-PEO NEO | 2022 Equity Component of CAP PS [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | 2022 Equity Component of CAP RSUs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,092,008
Non-PEO NEO | 2022 Equity Component of CAP RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,625,231
Non-PEO NEO | 2022 Equity Component of CAP RSUs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(654,319)
Non-PEO NEO | 2022 Equity Component of CAP RSUs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(269,610)
Non-PEO NEO | 2022 Equity Component of CAP RSUs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			390,706
Non-PEO NEO | 2022 Equity Component of CAP Options [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,463)
Non-PEO NEO | 2022 Equity Component of CAP Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | 2022 Equity Component of CAP Options [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(74,309)
Non-PEO NEO | 2022 Equity Component of CAP Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			44,846
Non-PEO NEO | 2022 Equity Component of CAP Options [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | 2022 Equity Component of CAP Total [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			883,667
Non-PEO NEO | 2022 Equity Component of CAP Total [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,266,299
Non-PEO NEO | 2022 Equity Component of CAP Total [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,623,236)
Non-PEO NEO | 2022 Equity Component of CAP Total [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(150,102)
Non-PEO NEO | 2022 Equity Component of CAP Total [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 390,706
Non-PEO NEO | 2021 Equity Component of CAP PS [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,481,624
Non-PEO NEO | 2021 Equity Component of CAP PS [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,035,356
Non-PEO NEO | 2021 Equity Component of CAP PS [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,299,026
Non-PEO NEO | 2021 Equity Component of CAP PS [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				147,242
Non-PEO NEO | 2021 Equity Component of CAP PS [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | 2021 Equity Component of CAP RSUs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,520,702
Non-PEO NEO | 2021 Equity Component of CAP RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,801,440
Non-PEO NEO | 2021 Equity Component of CAP RSUs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				734,134
Non-PEO NEO | 2021 Equity Component of CAP RSUs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				685,615
Non-PEO NEO | 2021 Equity Component of CAP RSUs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				299,513
Non-PEO NEO | 2021 Equity Component of CAP Options [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				878,658
Non-PEO NEO | 2021 Equity Component of CAP Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | 2021 Equity Component of CAP Options [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				579,483
Non-PEO NEO | 2021 Equity Component of CAP Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				299,175
Non-PEO NEO | 2021 Equity Component of CAP Options [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | 2021 Equity Component of CAP Total [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,880,984
Non-PEO NEO | 2021 Equity Component of CAP Total [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,836,796
Non-PEO NEO | 2021 Equity Component of CAP Total [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,612,643
Non-PEO NEO | 2021 Equity Component of CAP Total [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,132,032
Non-PEO NEO | 2021 Equity Component of CAP Total [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 299,513
Non-PEO NEO | 2020 Equity Component of CAP PS [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,243,754
Non-PEO NEO | 2020 Equity Component of CAP PS [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,288,616
Non-PEO NEO | 2020 Equity Component of CAP PS [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(44,862)
Non-PEO NEO | 2020 Equity Component of CAP PS [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | 2020 Equity Component of CAP PS [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | 2020 Equity Component of CAP RSUs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,141,278
Non-PEO NEO | 2020 Equity Component of CAP RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,518,738
Non-PEO NEO | 2020 Equity Component of CAP RSUs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					318,991
Non-PEO NEO | 2020 Equity Component of CAP RSUs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(12,910)
Non-PEO NEO | 2020 Equity Component of CAP RSUs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					316,459
Non-PEO NEO | 2020 Equity Component of CAP Options [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					897,392
Non-PEO NEO | 2020 Equity Component of CAP Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					752,635
Non-PEO NEO | 2020 Equity Component of CAP Options [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					128,344
Non-PEO NEO | 2020 Equity Component of CAP Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					16,413
Non-PEO NEO | 2020 Equity Component of CAP Options [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | 2020 Equity Component of CAP Total [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,282,424
Non-PEO NEO | 2020 Equity Component of CAP Total [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,559,989
Non-PEO NEO | 2020 Equity Component of CAP Total [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					402,473
Non-PEO NEO | 2020 Equity Component of CAP Total [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,503
Non-PEO NEO | 2020 Equity Component of CAP Total [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 316,459